COMMITMENTS AND CONTINGENCIES (Details 2) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Mar. 31, 2009 TPC USD ($)	Mar. 31, 2009 TPC CAD	Dec. 31, 2012 TPC USD ($)	Dec. 31, 2012 TPC CAD	Dec. 31, 2011 TPC USD ($)	Dec. 31, 2011 TPC CAD	Dec. 31, 2010 TPC USD ($)	Dec. 31, 2010 TPC CAD	Mar. 31, 2004 TPC CAD
Contingent liability on sale of products
Maximum funding receivable											9,540
Repayment amount			2,155	2,500
Term of program					5 years	5 years
Amount repaid					505	500	500	500	476	500
Changes in the liability for product warranties
Balance, beginning of period	4,537	4,059
Provisions	9,399	7,254
Expenditures	(8,178)	(6,776)
Liability held for sale	(1,589)
Balance, end of period	$ 4,169	$ 4,537